Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Capital [Member]	Capital Reserve [Member]	Treasury Shares [Member]	Legal Reserve [Member]	Reserve for Investment and Expansion [Member]	Additional Dividends Proposed [Member]	Other Comprehensive Income [Member]	Retained Earnings / Accumulated Losses [Member]	Total
Beginning Balance at Jun. 30, 2015	R$ 584,224	R$ 2,349	R$ (224)	R$ 8,491	R$ 84,721	R$ 40,333	R$ 36,268		R$ 756,162
Changes In Equity [Roll Forward]
Payment of additional dividends						(40,333)			(40,333)
Exercise of granted stock		(578)	2,674						2,096
Treasury stock acquired			(39,653)						(39,653)
Net profit for the year								7,989	7,989
Constitution of legal reserve				529				(529)
Minimum mandatory dividends								(2,510)	(2,510)
Additional dividends proposed					(2,583)	7,533		(4,950)
Currency translation adjustment of foreign operation							3,737		3,737
Currency translation adjustment of joint venture spin-off
Ending Balance at Jun. 30, 2016	584,224	1,771	(37,203)	9,020	82,138	7,533	40,005		687,488
Changes In Equity [Roll Forward]
Additional dividends proposed					(22,000)	22,000
Payment of additional dividends						(29,533)			(29,533)
Exercise of granted stock		(246)	1,076						830
Cancellation of treasury stock			14,881		(14,881)
Treasury stock acquired			(15,551)						(15,551)
Net profit for the year								27,310	27,310
Constitution of legal reserve				1,366				(1,366)
Minimum mandatory dividends								(6,486)	(6,486)
Additional dividends proposed						6,486		(6,486)
Constitution of reserve for investment and expansion					12,972			(12,972)
Currency translation adjustment of foreign operation							3,410		3,410
Currency translation adjustment of joint venture spin-off
Ending Balance at Jun. 30, 2017	584,224	1,525	(36,797)	10,386	58,229	6,486	43,415		667,468
Changes In Equity [Roll Forward]
Payment of additional dividends						(6,486)			(6,486)
Reversal of expired unpaid dividends								20	20
Share based compensation		844							844
Exercise of granted stock		(372)	2,199						1,827
Treasury stock acquired			(610)						(610)
Net profit for the year								126,338	126,338
Constitution of legal reserve								(6,317)
Minimum mandatory dividends								(30,005)	(30,005)
Additional dividends proposed						10,995		(10,995)
Constitution of reserve for investment and expansion					79,041			(79,041)
Currency translation adjustment of foreign operation							27,084		27,084
Currency translation adjustment of joint venture spin-off							(30,616)		(30,616)
Ending Balance at Jun. 30, 2018	R$ 584,224	R$ 1,997	R$ (35,208)	R$ 16,703	R$ 137,270	R$ 10,995	R$ 39,883		R$ 755,864